Subsequent Events - Additional Information (Detail) - AV Homes Inc [Member] - USD ($) $ in Thousands			9 Months Ended
	Oct. 25, 2018	Oct. 02, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Payments to acquire business		$ 280,400
Business combination, shares issued		8,950
Business combination, liabilities incurred		$ 80,000	$ 2,418	$ 1,818
Stated interest rate of senior notes		6.00%
Repayment of convertible debt acquired	$ 95,800	$ 95,800
Business combination, total purchase consideration	534,900	$ 534,900
Principal	$ 400,000		$ 480,000			$ 480,000
6.625 Senior Notes Due 2022 [Member]
Stated interest rate of senior notes		6.00%			6.00%	6.00%
Principal		$ 400,000